Operating Risk (Tables)	12 Months Ended
Mar. 31, 2015
10% or more of total net sales [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks

	Percentage of net sales
	Year ended March 31,
	2013	2014	2015
VTech Telecommunications Ltd.	13.0%	15.8%	16.5%
Loud Technologies, Inc.	*	11.7%	13.7%
Lenbrook Industries Ltd.	11.1%	15.7%	*

*	Less than 10%

Sales to the above customers relate to both injection-molded plastic parts and electronic products.

Accounts Receivable [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks
	Percentage of accounts receivable at Year ended March 31,
	2014	2015
VTech Telecommunications Ltd	23.0%	26.1%